Short-Term Bank Borrowings (Tables)	12 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Schedule of short-term bank borrowings
	As of March 31,	As of March 31,
	2021	2020
Industrial Bank Co., Ltd	$1,065,238	$987,989
Postal Saving Bank of China	1,171,762	1,044,445
Total	$2,237,000	$2,032,434

Schedule of secure short term borrowings
	As of March 31,	As of March 31,
	2021	2020
Buildings, net	$5,062,724	$5,079,080
Land use rights, net	758,504	719,722
Total	$5,821,228	$5,798,802